Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($)	Mar. 31, 2025		Sep. 30, 2024		Sep. 30, 2023
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Tax refunds	$ 364,087	[1]	$ 402,048	[1],[2]	$ 512,292	[2]
Deposits	188,971		436,450		204,652
Advance to suppliers	1,063,963	[3]	35,128	[3]	324,243
Prepaid expenses	3,859	[4]	1,808,887	[4],[5]	8,224	[5]
Others	4,637		7,068		4,276
Prepayments and other current assets, net	$ 1,625,517		$ 2,689,581		$ 1,053,687

[1]	Tax refunds consist of consumption tax and VAT refund for export business. The Group is eligible for consumption tax and VAT refund for cross-border products sales in Japan and China.
[2]	Tax refunds consist of consumption tax and VAT refund for export business. The Group is eligible for consumption tax and VAT refund for cross-border products sales in Japan and China.
[3]	Due to the company’s plan to launch a TikTok business in Japan in the second half year of 2025, it signed a procurement agreement with a Hong Kong trading company and made an advance payment of $1 million for the purchase of 3C electronic products such as headphones.
[4]	The prepaid expenses on September 30, 2024 mainly represent the prepaid consulting fee to Hermann Limited. The company signed a service agreement with consulting management company Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. For the year ended September 30, 2024, the amortized expense amount is $572,222, and the remaining amount is $1,487,778. Since Hermann Limited obtained a portion of the company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2025 (note 19).
[5]	The Company signed a service agreement with consulting management company Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. For the year ended September 30, 2024, the amortized expense amount is $572,222, and the remaining amount is $1,487,778. The other $315,908 is the prepaid service fee for issuing convertible bonds. The rest amount of $5,201 is for other prepaid network and software expenses.